Summary of Significant Accounting Policies - Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Oil and gas properties	$ 5,315	$ 16,167	$ 6,694	$ 7,837	$ 8,128	$ 51,023	$ 6,933	$ 11,559	$ 7,640	$ 15,965	$ 19,199	$ 22,659	$ 26,132	$ 38,826	$ 77,155		$ 32,774
Amount of warrants exceed the original valuation at inception															3,878
Understated amount of original discount allocated to debt															3,878
Income tax expense (benefit)	39	(90)	1,723	(1,022)	(1,220)	124	214	260	459	(2,242)	719	(519)	933	(609)	1,057	[1]	(184)	[1]
Erroneous weighted average common shares utilized for calculation of diluted EPS	39,635				37,658						33,992			37,591	34,117		36,767
Impairment of oil and gas properties								3,335			3,335		3,335	2,900	3,335	[2]
As Previously Reported [Member]
Oil and gas properties			6,661	7,982	12,936		5,977	11,818	7,988	20,918	19,806	27,579	25,783		86,302		34,403
Income tax expense (benefit)			1,126	(426)	(1,220)		226	260	222	(1,646)	482	(520)	708		820	[1]	(184)	[1]
Erroneous weighted average common shares utilized for calculation of diluted EPS											40,027				39,339
Adjustment [Member]
Oil and gas properties															2,210		313
Income tax expense (benefit)															237	[1]
Erroneous weighted average common shares utilized for calculation of diluted EPS															34,117
Impairment of oil and gas properties															$ 3,335	[2]

[1]	Represents income tax improperly classified as interest expense.
[2]	Reclassification of impairment of oil and gas properties expense in 2011 of $3,335 thousand that was previously erroneously presented as exploration expense.